TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated June 1, 2017

to the

Prospectus dated May 1, 2017

Effective on or about June 5, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio	Janus Henderson Global Research Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica AxiomSM NY Variable Annuity dated May 1, 2017